PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

In millions	Land	Buildings and constructions	Machinery and equipment	Advances paid and construction in progress	Property, plant and equipment
Initial cost at January 1, 2025	$35.6	$476.5	$490.5	$48.5	$1,051.1
Additions	0.3	75.1	39.2	118.0	232.6
Disposals	(0.1)	(28.6)	(17.9)	—	(46.6)
Transfers	—	61.0	52.7	(113.7)	—
Translation differences	3.6	30.9	36.3	4.3	75.1
Balance at December 31, 2025	$39.4	$614.9	$600.8	$57.1	$1,312.2
Accumulated depreciation and impairment losses at January 1, 2025	—	208.1	293.5	—	501.6
Depreciation during the period	—	64.7	54.0	—	118.7
Disposals	—	(23.9)	(16.3)	—	(40.2)
Transfers	—	—	—	—	—
Translation differences	—	15.2	19.1	—	34.3
Balance at December 31, 2025	—	264.1	350.3	—	614.4

Total Balance at December 31, 2025	$39.4	$350.8	$250.5	$57.1	$697.8

In millions	Land	Buildings and constructions	Machinery and equipment	Advances paid and construction in progress	Property, plant and equipment
Initial cost at January 1, 2024	$35.9	$374.9	$457.0	$74.9	$942.7
Additions	1.4	66.9	37.2	118.5	224.0
Disposal of subsidiary	—	—	(6.7)	(0.4)	(7.1)
Disposals	—	(28.3)	(30.8)	(0.7)	(59.8)
Transfers	—	82.0	58.1	(140.1)	—
Translation differences	(1.7)	(19.0)	(24.3)	(3.7)	(48.7)
Balance at December 31, 2024	$35.6	$476.5	$490.5	$48.5	$1,051.1
Accumulated depreciation and impairment losses at January 1, 2024	—	201.1	299.6	—	500.8
Depreciation during the period	—	44.3	43.3	—	87.6
Disposal of subsidiary	—	—	(4.3)	—	(4.3)
Divestments and disposals	—	(28.2)	(29.3)	—	(57.5)
Translation differences	—	(9.1)	(15.8)	—	(24.9)
Balance at December 31, 2024	—	208.1	293.5	—	501.6

Total Balance at December 31, 2024	$35.6	$268.4	$197.0	$48.5	$549.5
Refer to Note 8. Depreciation, Amortization, and Impairment Losses for additional information regarding the Company’s impairment assessments.
The Company’s contractual commitments for the acquisition of property, plant and equipment as of December 31, 2025 and December 31, 2024 were $18.1 million and $22.5 million, respectively.